Leases - Summary Of Supplemental Balance Sheet Information Related To Leases (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Lessee Operating Leases [Line Items]
Right-of-use assets	$ 318.8	$ 116.8	$ 126.0
Lease liabilities (current)		37.7	31.4
Lease liabilities (non-current)		96.4	112.7
Operating Leases		$ 134.1	$ 144.1